Income Taxes - Earnings before income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segmented Information
Earnings before income taxes	$ 6,440.3	$ 5,638.5
Provision for income taxes	1,156.5	1,375.6
Net earnings	5,283.8	4,262.9
Canada
Segmented Information
Earnings before income taxes	1,619.7	1,089.9
Provision for income taxes	350.6	499.9
Net earnings	1,269.1	590.0
U.S.
Segmented Information
Earnings before income taxes	2,072.4	2,182.8
Provision for income taxes	408.7	454.0
Net earnings	1,663.7	1,728.8
U.K.
Segmented Information
Earnings before income taxes	577.0	662.5
Provision for income taxes	58.3	81.2
Net earnings	518.7	581.3
Other
Segmented Information
Earnings before income taxes	2,171.2	1,703.3
Provision for income taxes	338.9	340.5
Net earnings	$ 1,832.3	$ 1,362.8